ERShares Global Fund
Schedule of Investments
September 30, 2021 - (Unaudited)
Common Stocks — 96.26% Shares Fair Value
Argentina — 1.72%
Consumer Discretionary — 1.72%
MercadoLibre , Inc.
(a)
1,090 $ 1,830,546
Total Argentina 1,830,546
Australia — 5.13%
Communications — 1.01%
SEEK Ltd. 47,663 1,072,332
Technology — 4.12%
Technology One Ltd. 263,516 2,164,182
WiseTech Global Ltd. 57,748 2,239,830
4,404,012
Total Australia 5,476,344
Canada — 2.61%
Communications — 2.12%
Shopify, Inc., Class A
(a)
1,665 2,257,373
Consumer Discretionary — 0.32%
Spin Master Corp.
(a)
10,652 345,732
Technology — 0.17%
Topicus.com, Inc.
(a)
1,714 179,966
Total Canada 2,783,071
Cayman Islands — 2.15%
Communications — 0.16%
51job, Inc. - ADR
(a)
2,396 166,594
Consumer Discretionary — 1.61%
NagaCorp Ltd. 977,282 834,838
Yadea Group Holdings Ltd. 536,125 876,020
1,710,858
Technology — 0.38%
Kingsoft Corp. Ltd. 102,564 409,089
Total Cayman Islands 2,286,541
China — 3.18%
Communications — 1.53%
Bilibili , Inc. - ADR
(a)(b)
13,426 888,398
Weimob , Inc.
(a)
521,703 755,950
1,644,348
Financials — 0.56%
Futu Holdings Ltd. - ADR
(a)
6,551 596,272
Health Care — 1.09%
Sino Biopharmaceutical Ltd. 1,405,433 1,166,282
Total China 3,406,902

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Denmark — 2.33%
Health Care — 2.33%
Genmab A/S
(a)
5,693 $ 2,490,909
Total Denmark 2,490,909
France — 1.85%
Health Care — 0.40%
Cellectis S.A. - ADR
(a)
33,990 428,614
Technology — 1.45%
Teleperformance 3,929 1,547,849
Total France 1,976,463
Israel — 5.49%
Communications — 2.50%
Fiverr International Ltd.
(a)
6,967 1,272,732
Wix.com Ltd.
(a)
7,084 1,388,252
2,660,984
Technology — 2.99%
Check Point Software Technologies Ltd.
(a)
13,718 1,550,683
Radware Ltd.
(a)
48,674 1,641,287
3,191,970
Total Israel 5,852,954
Japan — 1.56%
Communications — 1.56%
GMO internet, Inc. 64,534 1,661,840
Total Japan 1,661,840
Luxembourg — 1.97%
Communications — 1.97%
Spotify Technology S.A.
(a)
9,335 2,103,549
Total Luxembourg 2,103,549
Marshall Islands — 2.89%
Industrials — 2.89%
Star Bulk Carriers Corp. 128,445 3,087,818
Total Marshall Islands 3,087,818
Singapore — 0.92%
Communications — 0.92%
Sea Ltd. - ADR
(a)
3,064 976,589
Total Singapore 976,589
Sweden — 4.24%
Communications — 1.15%
Embracer Group A.B.
(a)
127,936 1,231,952
Consumer Discretionary — 1.66%
Evolution Gaming Group A.B. 11,579 1,765,208

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Sweden4.24%(continued)
Health Care — 1.43%
CELLINK A.B.
(a)
25,538 $ 1,522,758
Total Sweden 4,519,918
Switzerland — 1.46%
Health Care — 1.46%
CRISPR Therapeutics AG
(a)
13,947 1,561,088
Total Switzerland 1,561,088
United Kingdom — 1.05%
Industrials — 1.05%
HomeServe PLC 92,246 1,124,224
Total United Kingdom 1,124,224
United States — 57.71%
Communications — 8.09%
Alphabet, Inc., Class A
(a)
877 2,344,677
Facebook, Inc., Class A
(a)
5,608 1,903,299
Roku, Inc.
(a)
4,880 1,529,148
Trade Desk, Inc. (The), Class A
(a)
9,392 660,258
Zillow Group, Inc., Class A
(a)
24,714 2,189,166
8,626,548
Consumer Discretionary — 3.03%
Amazon.com, Inc.
(a)
404 1,327,157
DraftKings , Inc., Class A
(a)
21,128 1,017,524
Wayfair, Inc., Class A
(a)
3,499 894,029
3,238,710
Energy — 1.16%
SolarEdge Technologies, Inc.
(a)
4,654 1,234,334
Financials — 0.60%
First Republic Bank 3,333 642,869
Health Care — 13.55%
10X Genomics, Inc., Class A
(a)
8,220 1,196,668
Beam Therapeutics, Inc.
(a)
6,062 527,455
Exact Sciences Corp.
(a)
11,390 1,087,176
Fate Therapeutics, Inc.
(a)
11,195 663,528
Intellia Therapeutics, Inc.
(a)
7,290 977,954
Invitae Corp.
(a)(b)
28,744 817,192
Masimo Corp.
(a)
5,301 1,435,033
Regeneron Pharmaceuticals, Inc.
(a)
5,078 3,073,103
ResMed , Inc. 4,681 1,233,677
Teladoc Health, Inc.
(a)
19,337 2,452,125
Twist Bioscience Corp.
(a)
9,290 993,751
14,457,662
Industrials — 1.38%
Cintas Corp. 3,857 1,468,206

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
United States57.71%(continued)
Materials — 2.73%
Steel Dynamics, Inc. 49,774 $ 2,910,784
Real Estate — 0.75%
eXp World Holdings, Inc. 20,172 802,240
Technology — 26.42%
Cloudflare , Inc., Class A
(a)
6,301 709,808
Crowdstrike Holdings, Inc., Class A
(a)
3,356 824,838
Datadog , Inc.
(a)
11,000 1,554,850
Fortinet, Inc.
(a)
4,500 1,314,180
Microchip Technology, Inc. 12,518 1,921,388
NVIDIA Corp. 8,286 1,716,528
Oracle Corp. 34,410 2,998,143
Palantir Technologies, Inc., Class A
(a)
65,704 1,579,524
Phreesia , Inc.
(a)
19,144 1,181,185
Pure Storage, Inc., Class A
(a)
77,621 1,952,944
salesforce.com, Inc.
(a)
3,462 938,964
Square, Inc., Class A
(a)
11,869 2,846,661
Synopsys, Inc.
(a)
6,821 2,042,276
Twilio , Inc., Class A
(a)
4,385 1,399,034
Ubiquiti, Inc. 3,192 953,355
Veeva Systems, Inc., Class A
(a)
10,106 2,912,246
Zoom Video Communications, Inc., Class A
(a)
5,094 1,332,081
28,178,005
Total United States 61,559,358
Total  Common Stocks
  (Cost $100,263,955) 102,698,114
Money Market Funds - 6.39%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%
(c)
(d)
1,711,969 1,711,969
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
0.01%
(c)
5,103,403 5,103,403
Total Money Market Funds
    (Cost $6,815,372) 6,815,372
Total Investments — 102.65%
    (Cost $107,079,327) 109,513,486
Liabilities in Excess of Other Assets  —  (2.65)% (2,822,985)
Net Assets — 100.00% $ 106,690,501
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $1,701,229.
(c) Rate disclosed is the seven day effective yield as o f September 30, 2021.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $1,711,969.

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
ADR - American Depositary Receipt.

ERShares US Small Cap Fund
Schedule of Investments
September 30, 2021 - (Unaudited)
Common Stocks — 96.28% Shares Fair Value
Communications — 7.97%
Cardlytics, Inc.
(a)
8,204 $ 688,644
Cargurus , Inc.
(a)
33,464 1,051,104
Fiverr International Ltd.
(a)
12,932 2,362,418
fuboTV , Inc.
(a)(b)
26,055 624,278
HealthStream , Inc.
(a)
46,764 1,336,515
Meredith Corp. 37,878 2,109,805
World Wrestling Entertainment, Inc., Class A
(b)
35,498 1,997,117
10,169,881
Consumer Discretionary — 10.41%
Advance Auto Parts, Inc. 5,906 1,233,704
AutoNation, Inc.
(a)
24,624 2,998,218
Cheesecake Factory, Inc. (The) 20,000 940,000
Freshpet , Inc.
(a)
15,944 2,275,049
GrowGeneration Corp.
(a)(b)
93,434 2,305,017
Service Corp. International 31,315 1,887,042
Sonic Automotive, Inc., Class A 31,381 1,648,758
13,287,788
Consumer Staples — 0.67%
AquaBounty Technologies, Inc.
(a)(b)
82,097 334,135
Inter Parfums , Inc. 6,905 516,287
850,422
Energy — 4.44%
Ameresco , Inc., Class A
(a)
27,858 1,627,743
Matador Resources Co. 73,886 2,810,623
SolarEdge Technologies, Inc.
(a)
4,654 1,234,334
5,672,700
Financials — 15.41%
B. Riley Financial, Inc. 49,903 2,946,273
Evercore , Inc., Class A 8,667 1,158,518
Futu Holdings Ltd. - ADR
(a)(b)
9,627 876,250
HCI Group, Inc. 12,814 1,419,407
Houlihan Lokey , Inc. 11,937 1,099,398
Live Oak Bancshares, Inc. 80,614 5,129,469
Pinnacle Financial Partners, Inc. 22,242 2,092,527
Preferred Bank 18,390 1,226,245
Stifel Financial Corp. 31,554 2,144,410
Trupanion , Inc.
(a)
20,239 1,571,963
19,664,460
Health Care — 25.97%
Amedisys , Inc.
(a)
9,418 1,404,224
Castle Biosciences, Inc.
(a)
16,703 1,110,750
Cellectis S.A. - ADR
(a)
105,563 1,331,149
Corcept Therapeutics, Inc.
(a)
118,084 2,323,893
CRISPR Therapeutics AG
(a)
15,857 1,774,874
Eagle Pharmaceuticals, Inc.
(a)
19,276 1,075,215
Editas Medicine, Inc.
(a)
23,761 976,102
Ensign Group, Inc. (The) 19,920 1,491,809

ERShares US Small Cap Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Common Stocks — 96.28% - continued Shares Fair Value
Health Care — 25.97% - continued
Exact Sciences Corp.
(a)
8,355 $ 797,485
Guardant Health, Inc.
(a)
16,975 2,122,045
Intellia Therapeutics, Inc.
(a)
7,500 1,006,125
Invitae Corp.
(a)(b)
23,013 654,260
Iovance Biotherapeutics , Inc.
(a)
40,887 1,008,273
LeMaitre Vascular, Inc. 44,386 2,356,453
Madrigal Pharmaceuticals, Inc.
(a)
11,775 939,527
Medpace Holdings, Inc.
(a)
8,698 1,646,357
Merit Medical Systems, Inc.
(a)
43,373 3,114,180
Natera , Inc.
(a)
25,637 2,856,987
Neurocrine Biosciences Inc.
(a)
21,305 2,043,363
Twist Bioscience Corp.
(a)
6,318 675,836
Zynex , Inc.
(a)(b)
216,607 2,467,154
33,176,061
Industrials — 6.57%
Clean Harbors, Inc.
(a)
20,872 2,167,975
Colfax Corp.
(a)
41,718 1,914,856
Insperity , Inc. 19,844 2,197,524
Mistras Group, Inc.
(a)
6,940 70,510
Titan Machinery, Inc.
(a)
78,648 2,037,770
8,388,635
Materials — 2.89%
Encore Wire Corp. 4,419 419,054
Steel Dynamics, Inc. 55,836 3,265,289
3,684,343
Real Estate — 2.87%
eXp World Holdings, Inc. 58,448 2,324,477
Medical Properties Trust, Inc. 66,638 1,337,425
3,661,902
Technology — 19.08%
Appfolio , Inc., Class A
(a)(b)
12,843 1,546,297
Bumble, Inc., Class A
(a)(b)
19,479 973,560
ExlService Holdings, Inc.
(a)
18,937 2,331,523
HubSpot , Inc.
(a)
5,146 3,479,160
Impinj , Inc.
(a)
7,500 428,475
MongoDB, Inc.
(a)
5,356 2,525,408
Monolithic Power Systems, Inc. 5,073 2,458,782
Phreesia , Inc.
(a)
34,826 2,148,764
Super Micro Computer, Inc.
(a)
70,076 2,562,679
TTEC Holdings, Inc. 17,328 1,620,688
Vicor Corp.
(a)
15,142 2,031,451
Zscaler , Inc.
(a)
8,601 2,255,354
24,362,141
Total  Common Stocks
  (Cost $111,181,289) 122,918,333

ERShares US Small Cap Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Money Market Funds - 12.67%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%
(c)
(d)
9,469,998 9,469,998
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
0.01%
(c)
6,704,065 6,704,065
Total Money Market Funds
    (Cost $16,174,063) 16,174,063
Total Investments — 108.95%
    (Cost $127,355,352) $ 139,092,396
Liabilities in Excess of Other Assets  —  (8.95)% (11,424,903)
Net Assets — 100.00% $ 127,667,493
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $9,188,717 .
(c) Rate disclosed is the seven day effective yield as of September 30, 2021.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $9,469,998.

ERShares US large Cap Fund
Schedule of Investments
September 30, 2021 - (Unaudited)
Common Stocks — 96.36% Shares Fair Value
Communications — 15.94%
Alphabet, Inc., Class A
(a)
2,644 $ 7,068,786
Bilibili , Inc. - ADR
(a)(b)
13,426 888,399
Facebook, Inc., Class A
(a)
13,586 4,610,952
Fiverr International Ltd.
(a)
9,917 1,811,638
Roku, Inc.
(a)
4,942 1,548,576
Shutterstock , Inc. 9,846 1,115,749
Snap, Inc., Class A
(a)
20,008 1,477,991
Spotify Technology S.A.
(a)
5,608 1,263,707
Trade Desk, Inc. (The), Class A
(a)
9,392 660,258
Zillow Group, Inc., Class A
(a)
27,399 2,427,003
22,873,059
Consumer Discretionary — 13.08%
Advance Auto Parts, Inc. 9,235 1,929,099
Amazon.com, Inc.
(a)
1,060 3,482,143
Bath & Body Works, Inc. 4,277 269,579
Copart , Inc.
(a)
11,155 1,547,422
DraftKings , Inc., Class A
(a)
27,143 1,307,206
Etsy, Inc.
(a)
12,713 2,643,795
GrowGeneration Corp.
(a)
50,039 1,234,462
MercadoLibre , Inc.
(a)
478 802,753
RH
(a)
3,887 2,592,279
Service Corp. International 33,503 2,018,891
Victoria's Secret & Co.
(a)
1,425 78,746
Wynn Resorts Ltd. 10,070 853,433
18,759,808
Energy — 1.56%
Continental Resources, Inc. 30,829 1,422,758
Enphase Energy, Inc.
(a)
5,432 814,637
2,237,395
Financials — 6.04%
BlackRock, Inc. 2,933 2,459,790
Capital One Financial Corp. 4,093 662,943
First Republic Bank 3,333 642,869
Intercontinental Exchange, Inc. 23,931 2,747,757
Stifel Financial Corp. 31,575 2,145,837
8,659,196
Health Care — 17.08%
10X Genomics, Inc., Class A
(a)
7,717 1,123,441
Cellectis S.A. - ADR
(a)
30,994 390,834
CRISPR Therapeutics AG
(a)
14,436 1,615,821
Danaher Corp. 7,108 2,163,960
Ensign Group, Inc. (The) 17,920 1,342,029
Exact Sciences Corp.
(a)
5,045 481,545
Hologic , Inc.
(a)
11,760 868,006
Masimo Corp.
(a)
8,814 2,386,038
Natera , Inc.
(a)
18,432 2,054,062
Regeneron Pharmaceuticals, Inc.
(a)
6,567 3,974,218

ERShares US large Cap Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Common Stocks — 96.36% - continued Shares Fair Value
Health Care — 17.08% - continued
ResMed , Inc. 5,448 $ 1,435,820
Supernus Pharmaceuticals, Inc.
(a)
48,500 1,293,495
Teladoc Health, Inc.
(a)
13,258 1,681,247
Twist Bioscience Corp.
(a)
8,734 934,276
United Therapeutics Corp.
(a)
14,946 2,758,733
24,503,525
Industrials — 3.33%
Cintas Corp. 10,358 3,942,876
Titan Machinery, Inc.
(a)
32,409 839,717
4,782,593
Materials — 2.33%
Steel Dynamics, Inc. 57,257 3,348,389
Real Estate — 2.40%
Colliers International Group, Inc. 9,644 1,231,635
Kimco Realty Corp. 106,724 2,214,523
3,446,158
Technology — 34.60%
Bill.com Holdings, Inc.
(a)
4,632 1,236,512
Bumble, Inc., Class A
(a)(b)
36,351 1,816,823
Cloudflare , Inc., Class A
(a)
16,834 1,896,350
Crowdstrike Holdings, Inc., Class A
(a)
4,855 1,193,262
Datadog , Inc.
(a)
10,568 1,493,787
EPAM Systems, Inc.
(a)
5,548 3,165,023
FleetCor Technologies, Inc.
(a)
4,509 1,178,066
Fortinet, Inc.
(a)
6,266 1,829,923
MongoDB, Inc.
(a)
1,708 805,339
NVIDIA Corp. 17,085 3,539,329
Okta , Inc.
(a)
11,505 2,730,597
Omnicell , Inc.
(a)
19,737 2,929,563
Oracle Corp. 51,694 4,504,098
Palantir Technologies, Inc., Class A
(a)
101,000 2,428,040
salesforce.com, Inc.
(a)
10,517 2,852,421
Square, Inc., Class A
(a)
14,422 3,458,973
SS&C Technologies Holdings, Inc. 18,341 1,272,865
Synopsys, Inc.
(a)
16,127 4,828,585
Twilio , Inc., Class A
(a)
8,892 2,836,993
Veeva Systems, Inc., Class A
(a)
12,622 3,637,282
49,633,831
Total  Common Stocks
  (Cost $128,994,327) 138,243,954
Money Market Funds - 5.98%
BlackRock Liquidity Funds FedFund Portfolio"", 0.03%
(c)(d)
2,735,057 2,735,057
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
0.01%
(c)
5,847,677 5,847,677
Total Money Market Funds
    (Cost $8,582,734) 8,582,734

ERShares US large Cap Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Total Investments — 102.34%
    (Cost $137,577,061) $ 146,826,688
Liabilities in Excess of Other Assets  —  (2.34)% (3,353,790)
Net Assets — 100.00% $ 143,472,898
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $2,703,641.
(c) Rate disclosed is the seven day effective yield as of September 30, 2021.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $2,735,057.
ADR - American Depositary Receipt.